SEGMENT REPORTING (Details)	12 Months Ended
	Sep. 30, 2022 USD ($) segment	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	3
Total revenues	$ 64,855,025	$ 57,099,884	$ 50,033,200
Cost of revenues	58,627,728	51,461,354	42,494,047
GROSS PROFIT	6,227,297	5,638,530	7,539,153
Depreciation and amortization	1,224,673	1,201,229	1,105,588
Capital Expenditures	3,232,269	3,493,374	449,765
TOTAL ASSETS	64,526,617	75,353,263
Oxytetracycline & Licorice products and TCMD
Segment Reporting Information [Line Items]
Total revenues	40,305,988	33,451,159	32,602,384
Cost of revenues	36,210,950	28,362,016	25,004,712
GROSS PROFIT	4,095,038	5,089,143	7,597,672
Depreciation and amortization	963,457	951,015	886,323
Capital Expenditures	1,882,198	3,321,629	377,953
TOTAL ASSETS	50,690,503	60,786,870
Fertilizer
Segment Reporting Information [Line Items]
Total revenues	1,088,570	486,171	701,701
Cost of revenues	760,030	463,738	304,670
GROSS PROFIT	328,540	22,433	397,031
Depreciation and amortization	48,804	47,194	38,792
Capital Expenditures	91,029	46,169	33,914
TOTAL ASSETS	2,613,859	2,540,189
Heparin products and Sausage casing
Segment Reporting Information [Line Items]
Total revenues	23,460,467	23,162,554	16,729,115
Cost of revenues	21,656,748	22,635,600	17,184,665
GROSS PROFIT	1,803,719	526,954	(455,550)
Depreciation and amortization	212,412	203,020	180,473
Capital Expenditures	1,259,042	125,576	$ 37,898
TOTAL ASSETS	11,222,255	$ 12,026,204
International markets
Segment Reporting Information [Line Items]
Total revenues	$ 0